Investments in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2019
Investments Schedule [Abstract]
Investments in Joint Ventures and Associates
NOTE 12.	INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
The investments in joint ventures and associates as of December 31, 2019 and 2018, were as follows:

	Percentage	December 31,
	of investment	2019		2018
Deer Park Refining Limited	49.99%	Ps.	12,652,599	Ps.	14,731,030
Sierrita Gas Pipeline LLC	35.00%		1,171,593		1,068,995
Frontera Brownsville, LLC.	50.00%		446,202		472,898
Texas Frontera, LLC.	50.00%		199,923		228,564
CH 4 Energía, S. A.	50.00%		192,614		155,878
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%		165,370		118,478
Ductos el Peninsular, S. A. P. I. de C. V.	30.00%		—		17,244
Other-net	Various		46,278		48,458

		Ps.	14,874,579	Ps.	16,841,545

Profit (loss) sharing in joint ventures and associates:

	December 31,
	2019		2018		2017
Deer Park Refining Limited	Ps.	(1,438,308)	Ps.	872,885	Ps.	920,409
Sierrita Gas Pipeline LLC		118,959		124,209		129,401
Frontera Brownsville, LLC.		47,719		59,973		66,798
Texas Frontera, LLC.		47,585		55,316		51,412
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		46,893		54,149		(75,195)
CH4 Energía S.A. de C.V.		36,864		15,395		125,132
PMV Minera, S.A. de C.V. (i)		—		6,863		6,253
Ductos el Peninsular, S. A. P. I. de C. V.		(17,605)		(1,092)		74
Petroquímica Mexicana de Vinilo, S. A. de C. V. (i)		—		352,816		(1,223,640)
Ductos y Energéticos del Norte, S.A. de C.V. (ii)		—		—		360,092
Other, net		—		(13,502)		(296)

Profit sharing in joint ventures and associates, net	Ps.	(1,157,893)	Ps.	1,527,012	Ps.	360,440

(i)
On November 30, 2018, PEMEX received the payment for the sale of its total 44.09% interest in Petroquímica Mexicana de Vinilo, S.A. de C.V. and 44.09% interest in PMV Minera, S.A. de C.V. which were recorded as investments in joint ventures and associates. The sale price was Ps. 3,198,597 and Ps. 53,701, respectively, for a gain of Ps. 689,268 and Ps. 1,646, respectively.

(ii)
On November 16, 2017, PEMEX sold its 50% interest in Ductos y Energéticos del Norte, S. de R.L. de C. V., to Infraestructura Energética Nova, S.A.B. of C.V. for a total of U.S. $ 3,141,710, yielding a gain of Ps. 3,139,103.

The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017:

	Condensed statements of financial position
	Deer Park Refining Limited				Sierrita Gas Pipeline, LLC
	2019		2018		2019		2018
Total assets	Ps.	43,959,482	Ps.	41,119,684	Ps.	3,554,650	Ps.	3,140,289

Total liabilities		18,651,754	Ps.	11,654,678		207,241	Ps.	86,014
Total equity		25,307,728		29,465,006		3,347,409		3,054,275

Total liabilities and equity	Ps.	43,959,482	Ps.	41,119,684	Ps.	3,554,650	Ps.	3,140,289

	Condensed statements of comprehensive income
	Deer Park Refining Limited						Sierrita Gas Pipeline, LLC
	December 31,						December 31,
	2019 (1)		2018		2017		2019		2018		2017
Sales and other income	Ps.	13,560,847	Ps.	17,519,219	Ps.	16,427,064	Ps.	669,579	Ps.	615,150	Ps.	840,414
Costs and expenses		16,437,750		15,773,274		14,586,061		329,695		260,272		470,697

Net result	Ps.	(2,876,903)	Ps.	1,745,945	Ps.	1,841,003	Ps.	339,884	Ps.	354,878	Ps.	369,717

(1)	2019 net loss was due to the major maintenance of the Refinery that produced a decrease in the processing of crude oil in refined products.
Additional information about the significant investments in joint ventures and associates is presented below:

•
Deer Park Refining Limited
. On March 31, 1993, PMI NASA acquired 49.99% of the Deer Park Refinery. In its capacity as general partner of Deer Park Refining Limited Partnership, Shell is responsible for the operation and management of the refinery (installed capacity of approximately 340,000 barrels per day of crude oil). Management decisions are made jointly with respect to investment in or disposal of assets, distribution of dividends, indebtedness and equity operations. In accordance with the investment contract and the operation of the agreement, the participants have the rights to the net assets in the proportion of their participation.This joint venture is recorded under the equity method.

•
Sierrita Gas Pipeline LLC
. This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.

•
Frontera Brownsville, LLC
. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.

•
Texas Frontera, LLC
. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and together they are entitled to the results in proportion of their respective investment. The company has seven tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.

•
CH4 Energía, S.A
. This company was constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, México. This joint venture is recorded under the equity method.

•
Administración Portuaria Integral de Dos Bocas, S.A. de C.V
. This company was constituted on August 12, 1999. Its primary activity is administrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.

•
Ductos el Peninsular S.A.P.I. de C.V
. This company was created on September 22, 2014. Its primary activity is the construction and operation of an integral transportation system and storage of petroleum products in the Peninsula of Yucatán.

•
Petroquímica Mexicana de Vinilo, S.A. de C.V
. On September 13, 2013, Pemex-Petrochemicals (now Pemex Industrial Transformation), through its subsidiary PPQ Cadena Productiva, S.L. and Mexichem, S.A.B. de C.V. (“Mexichem”) founded Petroquímica Mexicana de Vinilo, S.A. de C.V. (“Mexicana de Vinilo”). The principal activity of Mexicana de Vinilo is the production and sale of chemicals. Mexicana de Vinilo’s main products are chlorine, caustic soda, ethylene and monomers of vinyl chloride. Mexichem has been responsible for operational and financial decisions for Mexicana de Vinilo. On December 20, 2017, Petroquímica Mexicana de Vinilo permanently closed the plant. In November 2018, PEMEX sold its total ownership interest in this company.

•
PMV Minera, S.A. de C.V
. This company was constituted on October 1, 2014 and the principal activity is the extraction and sale of salmuera (mixture of salt and water). This investment is recorded under the equity method. In November 2018, PEMEX sold its total ownership interest in PMV Minera, S.A. de C.V.